Operating Leases - Future minimum payments (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Operating Leases
Three months ending December 31, 2024	$ 39
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	241
Less: imputed interest	(14)
Total operating lease liability	$ 227